Convertible redeemable preferred shares (Details) - Series A convertible redeemable preferred shares ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 ¥ / shares
Convertible redeemable preferred shares
Issuance of stock (in shares) | shares		30,079,918	30,079,918
Share price (in dollars per share) | (per share)		$ 9.97		¥ 64.58
Conversion basis for temporary equity to ordinary shares | shares	1
Percentage of compound rate of return used in valuation of temporary equity pursuant to Guarantee Return provision (as a percent)	25.00%
Percentage of aggregate purchase price for valuation of temporary equity pursuant to Guarantee Return provision (as a percent)	200.00%
Annual rate of return (as a percent)	8.00%
Rollforward of carrying amounts of Preferred Share
Beginning balance	¥ 1,976,855
Issuance of Preferred Shares		$ 300	¥ 1,948,080
Change in redemption value	133,568		28,775
Conversion to ordinary shares upon IPO	¥ (2,110,423)
Ending balance			¥ 1,976,855